ACQUISITION OF IN MOTION TECHNOLOGY Narrative (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Mar. 03, 2014	Oct. 16, 2013	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition		Oct. 16, 2013
Goodwill, Acquired During Period	$ 8,697		$ 8,697	$ 2,061
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			18,000
In Motion Technology [Member]
Business Acquisition [Line Items]
Cash consideration	$ 26,108
Business Acquisition, Effective Date of Acquisition	Mar. 03, 2014